WASATCH FUNDS, INC.

Supplement dated March 7, 2008

To the Statement of Additional Information dated January 31, 2008,

Amended and Restated as of February 20, 2008

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) dated January 31, 2008, amended and restated as of February 20, 2008. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective March 10, 2008, the chart on page 4 of the SAI in the section entitled “Fund Investments- Open/Closed Status of the Funds” is hereby deleted and replaced in its entirety with the following:

Name of Fund	Open	Closed to New Investors and Existing Shareholders
Core Growth Fund	X
Emerging Markets Small Cap Fund	X
Global Science & Technology Fund	X
Heritage Growth Fund	X
Heritage Value Fund	X
International Growth Fund	X
International Opportunities Fund		X
Micro Cap Fund		X
Micro Cap Value Fund		X
Small Cap Growth Fund	X
Small Cap Value Fund	X
Strategic Income Fund	X
Ultra Growth Fund	X
U.S. Treasury Fund	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE